Subsequent Events (Details Narrative) - USD ($)	Aug. 04, 2022	Jul. 20, 2022	Jan. 31, 2022	Jan. 28, 2022	Jan. 06, 2022
Subsequent Event [Line Items]
Gross proceeds from the offering					$ 32,300,000
Repayment of line of credit and outstanding				$ 6,841,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from the offering					$ 35,000,000
Repayment of line of credit and outstanding			$ 6,841,000
Common Class A [Member]
Subsequent Event [Line Items]
Issuance and sale of shares					2,496,934
Sale of unit price per share					$ 3.60
Common Class A [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Warrant price per share					0.0001
Common Class A [Member] | PIPE Warrants [Member]
Subsequent Event [Line Items]
Sale of unit price per share					$ 3.40
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance and sale of shares					2,496,934
Sale of unit price per share					$ 3.60
Aggregate shares issued		4,014,012
Nasdaq Stock Market LLC, closing bid price requirement for 30 consecutive business days	$ 1.00
Nasdaq listing rule description	the Company has been given 180 calendar days, or until January 31, 2023, to regain compliance with Rule 5550(a)(2). If at any time before January 31, 2023, the bid price of the Company’s Class A common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, the Staff will provide written confirmation that the Company has achieved compliance.
Common Class A [Member] | Subsequent Event [Member] | PIPE Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issuance and sale of shares					7,797,184
Warrant price per share					$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member]
Subsequent Event [Line Items]
Sale of unit price per share					$ 3.40
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance and sale of shares					10,294,118